INVENTORY (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Inventory Write-down	$ 232	$ 290
Provision For Slow Moving and Obsolete Inventory	$ 318	$ 145